Stock Based Compensation - Summary of Valuation Model Incorporated Following Key Assumptions on Date of Grant (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	84.00%	51.78%
Expected term (years)	1 year 4 months 24 days	5 years 11 months 23 days
Risk-free rate of return	0.71%	0.75%
Monte Carlo Simulation Valuation Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 7.63
Expected volatility	30.10%
Expected term (years)	10 years
Risk-free rate of return	1.92%
Discount for lack of marketability	6.90%